Deposits	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Deposits
Deposits
The Corporation had U.S. certificates of deposit and other U.S. time deposits of $100 thousand or more totaling $28.3 billion and $32.4 billion at December 31, 2015 and 2014. Non-U.S. certificates of deposit and other non-U.S. time deposits of $100 thousand or more totaled $14.1 billion and $14.0 billion at December 31, 2015 and 2014. The Corporation also had aggregate time deposits of $14.2 billion in denominations that met or exceeded the Federal Deposit Insurance Corporation (FDIC) insurance limit at December 31, 2015. The table below presents the contractual maturities for time deposits of $100 thousand or more at December 31, 2015.

Time Deposits of $100 Thousand or More

(Dollars in millions)	Three Months or Less	Over Three Months to Twelve Months	Thereafter	Total
U.S. certificates of deposit and other time deposits	$12,836	$12,834	$2,677	$28,347
Non-U.S. certificates of deposit and other time deposits	12,352	1,517	277	14,146
The scheduled contractual maturities for total time deposits at December 31, 2015 are presented in the table below.

Contractual Maturities of Total Time Deposits

(Dollars in millions)	U.S.	Non-U.S.	Total
Due in 2016	$51,319	$14,248	$65,567
Due in 2017	4,166	103	4,269
Due in 2018	937	1	938
Due in 2019	874	5	879
Due in 2020	1,380	258	1,638
Thereafter	683	—	683
Total time deposits	$59,359	$14,615	$73,974